RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF FAIR VALUE OF MARKET ASSUMPTIONS USED IN THE FOUNDER SHARE VALUATIONS

The Founder Shares issued to the directors and director nominees were valued using a Black-Scholes model. The following criteria presents the quantitative information regarding market assumptions used in the Founder Share valuations:

	November 15, 2023	January 15, 2024
Volatility	5.0%	5.0%
Risk-free rate	4.8%	4.1%
Spot price	$8.95	$9.32
Discount of lack of marketability (DLOM)	0.2%	0.4%

The Founder Shares issued to the directors and director nominees were valued using a Black-Scholes model. The following criteria presents the quantitative information regarding market assumptions used in the Founder Share valuations:

	November 15, 2023	January 15, 2024
Volatility	5.0%	5.0%
Risk-free rate	4.8%	4.1%
Spot price	$8.95	$9.32
Discount of lack of marketability (DLOM)	0.2%	0.4%